Submission	Aug. 21, 2024
Submission [Line Items]
Central Index Key	0001560385
Registrant Name	Liberty Media Corp
Registration File Number	333-281660
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES